Intangible Assets, Net (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value			$ 83,520
Land square meters			12,120
Amortization expense	$ 710,486	$ 771,357